Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details) (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Furniture and Fittings [Member]
Plant and equipment, estimated useful lives	3 years		3 years
Office Equipment [Member]
Plant and equipment, estimated useful lives	3 years		3 years
Leasehold Improvement [Member] | Minimum [Member]
Plant and equipment, estimated useful lives	42 months		42 months
Leasehold Improvement [Member] | Maximum [Member]
Plant and equipment, estimated useful lives	52 months		52 months
Huale Group Co., Ltd ("HGL") [Member] | Furniture and Fittings [Member]
Plant and equipment, estimated useful lives		3 years
Huale Group Co., Ltd ("HGL") [Member] | Office Equipment [Member]
Plant and equipment, estimated useful lives		3 years
Huale Group Co., Ltd ("HGL") [Member] | Leasehold Improvement [Member] | Minimum [Member]
Plant and equipment, estimated useful lives		42 months
Huale Group Co., Ltd ("HGL") [Member] | Leasehold Improvement [Member] | Maximum [Member]
Plant and equipment, estimated useful lives		52 months